SUNAMERICA FOCUSED SERIES, INC.
                        Focused Small-Cap Value Portfolio
                                (the "Portfolio")

              Supplement to the Prospectus dated February 28, 2006.

         On May 22, 2006, the Board of Directors of SunAmerica Focused Series, Inc. approved a new Subadvisory Agreement between Allegiant Asset Management Company ("Allegiant") and AIG SunAmerica Asset Management Corp. ("AIG
SunAmerica") with respect to the Portfolio. Effective June 1, 2006, Janus Capital Management LLC as delegated to Perkins, Wolf McDonnell & Company LLC, ("PWM") is no longer serving as subadviser to a portion of the assets of the Portfolio. Allegiant, pursuant to the Subadvisory Agreement with AIG SunAmerica, has assumed subadvisory responsibilities for the portion of assets previously managed by PWM. All references to PWM with respect to the Portfolio in the Prospectus are no longer applicable.

         Under the heading "DESCRIPTION OF THE ADVISERS" on page 24 of the Prospectus the following paragraph should be added:

         "Allegiant Asset Management Company, headquartered at 200 Public Square, Cleveland, Ohio, is a wholly-owned, indirect subsidiary of National City Corporation, a publicly traded financial services company (NYSE: NCC). National City Corporation is one of the nation's top 10 banking/financial services organizations, with over $142 billion in assets, and a market capitalization of $22.4 billion. As of March 31, 2006, Allegiant had over $26 billion in assets under management, with approximately $1.2 billion managed by the Structured Equity Group."

         References to PWM under the heading "INFORMATION ABOUT ADVISERS" on page 27 of the Prospectus are replaced with the following:

-------------------------- ----------------------------------------- ---------------------------------------------------------
PORTFOLIO                  NAME, TITLE AND AFFILIATION OF            EXPERIENCE
                           PORTFOLIO MANAGER
-------------------------- ----------------------------------------- ---------------------------------------------------------
Focused Small-Cap Value    Hitesch Patel, PhD                        Dr. Patel is Allegiant's director of Structured Equity
Portfolio                  Director Structured Equity Strategies     Strategies for the Structured Equity Team. Dr. Patel
                           (Allegiant)                               has overall responsibility for quantitative research
                                                                     and portfolio management. Prior to joining Allegiant
                                                                     in April 2005, Dr. Patel served as Director of
                                                                     Quantitative  Research at Harris Investment  Management,
                                                                     Inc. ("Harris") Dr. Patel had been with Harris since
                                                                     1998 and has 11 years of experience in the investments
                                                                     industry.
                           ----------------------------------------- ---------------------------------------------------------
                           Paul Kleinaitis, CFA                      Mr. Kleinaitis is a senior portfolio manager for
                           Senior Portfolio Manager                  Allegiant's Structured Equity Team. Mr. Kleinaitis is
                           (Allegiant)                               responsible for portfolio management and investment
                                                                     research.  Prior to joining Allegiant in April 2005,
                                                                     Mr. Kleinitis was a portfolio manager for Harris.  Mr.
                                                                     Kleinaitis had been with Harris since 1999 and has 19
                                                                     years of experience in the investments industry.
                           ----------------------------------------- ---------------------------------------------------------
                           Rob Roquitte, CFA                         Mr. Roquitte is a senior portfolio manager for
                           Senior Portfolio Manager                  Allegiant's Structured Equity Team. Mr. Roquitte is
                           (Allegiant)                               responsible for portfolio management.  Prior to joining
                                                                     Allegiant in April 2005, Mr. Roquitte was a portfolio
                                                                     manager for Harris.  Mr. Roquitte had been with Harris
                                                                     since 1999 and has 18 years of experience in the
                                                                     investments industry.
                           ----------------------------------------- ---------------------------------------------------------
                           Steven Greiner, PhD                       Dr. Greiner is the senior quantitative strategist for
                           Senior Quantitative Strategist            Allegiant's Structured Equity Team. Dr. Greiner is
                           (Allegiant)                               responsible for quantitative research and portfolio
                                                                     modeling.  Prior to joining Allegiant in April 2005,
                                                                     Mr. Grainer served as senior quantitative strategist at
                                                                     Harris since 2003.  Prior to that, he served as
                                                                     Director of Quantitative Research with Clover Capital
                                                                     Management ("Clover").  Dr. Greiner had been with
                                                                     Clover since 2000 and has 26 years of experience in the
                                                                     investments industry.
-------------------------- ----------------------------------------- ---------------------------------------------------------

                         SUNAMERICA FOCUSED SERIES, INC.
                        Focused Small-Cap Value Portfolio
                                (the "Portfolio")

         Supplement to the Statement of Additional Information dated February 28, 2006.

         In the section titled "Adviser, Personal Securities Trading, Distributor and Administrator" under the heading "Additional Information about the Portfolio Managers" the disclosure with respect to PWM is deleted and the following disclosure with respect to Allegiant is added:

"OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

         The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts for which the portfolio managers have day-to-day responsibilities as of April 30, 2006.

--------------------- --------------------- --------------------- ---------------------
Name of Portfolio     Type of Account       Number of Accounts    Total Assets Managed
Manager                                                           in Account (Millions)
--------------------- --------------------- --------------------- ---------------------
Hitesh Patel          RIC                   8                     $ 1,860.3
--------------------- --------------------- --------------------- ---------------------
                      OPI                   0                     $ 0
--------------------- --------------------- --------------------- ---------------------
                      OA                    17                    $ 246.7
--------------------- --------------------- --------------------- ---------------------
Paul Kleinaitis       RIC                   6                     $ 998.0
--------------------- --------------------- --------------------- ---------------------
                      OPI                   0                     $ 0
--------------------- --------------------- --------------------- ---------------------
                      OA                    8                     $ 210.6
--------------------- --------------------- --------------------- ---------------------
Rob Roquitte          RIC                   6                     $ 998.0
--------------------- --------------------- --------------------- ---------------------
                      OPI                   0                     $ 0
--------------------- --------------------- --------------------- ---------------------
                      OA                    8                     $ 1,208.6
--------------------- --------------------- --------------------- ---------------------
Steven Greiner        RIC                   8                     $ 1,860.3
--------------------- --------------------- --------------------- ---------------------
                      OPI                   0                     $ 0
--------------------- --------------------- --------------------- ---------------------
                      OA                    17                    $ 246.7
--------------------- --------------------- --------------------- ---------------------

FUND OWNERSHIP

         As of the date of this Supplement, the portfolio managers did not own any shares of the Portfolio.

PORTFOLIO MANAGER COMPENSATION

         Allegiant's compensation program for portfolio managers is designed to be competitive and appropriate to attract and retain industry-leading talent. Allegiant's objective is to align portfolio managers' compensation with the long-term success of its clients. As determined annually, compensation is a combination of the following: (i) fixed cash base salary; (ii) variable performance based incentive compensation; and (iii) variable discretionary incentive compensation. The overall success of Allegiant determines the total amount of incentive compensation available to portfolio managers. Incentive compensation may be in the form of cash or restricted stock, which vests over a four-year period. The Adviser believes that tying awards to both long-term (since inception) and short-term (1-year) performance closely aligns its portfolio managers' interests with those of its clients.

         A portfolio manager's variable compensation is determined through a process that evaluates quantitative and qualitative factors, however, not all factors apply to each portfolio manager. Among the factors considered are: pre-tax performance relative to an industry peer group defined by an independent, national consulting firm; contribution to Allegiant's team-oriented management process; revenue growth in strategies managed by a team; success of marketing/business development efforts; and client servicing.


Dated: June 1, 2006